Membership Interests (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Available-for-sale Securities
:

	Principal Amount	Carrying Value
EFH Corp. 5.55% Fixed Senior Notes Series P due November 15, 2014	$281	$185
EFH Corp. 6.50% Fixed Senior Notes Series Q due November 15, 2024	545	249
EFH Corp. 6.55% Fixed Senior Notes Series R due November 15, 2034	456	194
TCEH 10.25% Fixed Senior Notes due November 1, 2015 (includes $48 million principal amount of Series B Notes)	79	7
Balance reported as reduction in membership interests	$1,361	$635

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2014.

	Dedesignated Cash Flow Hedges - Oncor	Pension and Other Postretirement Employee Benefit Liabilities Adjustments - Oncor	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2013	$(21)	$(18)	$(39)
Other comprehensive loss before reclassifications (after tax)	—	(49)	(49)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Equity in earnings of unconsolidated subsidiaries	2	—	2
Total amount reclassified from accumulated other comprehensive income (loss) during the period	2	—	2
Total change during the period	2	(49)	(47)
Balance at December 31, 2014	$(19)	$(67)	$(86)